Schedule V-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule V-Valuation and Qualifying Accounts
Schedule V-Valuation and Qualifying Accounts

Union Security Insurance Company
as of December 31, 2011, 2010 and 2009
Schedule V — Valuation and Qualifying Accounts

		Additions
	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
2011:
Valuation allowance for deferred tax assets	$10,523	$(10,523)	$—	$—	$—
Valuation allowance for mortgage loans on real estate	12,434	679	—	7,732	5,381
Valuation allowance for uncollectible agents balances	4,671	(16)	—	—	4,655
Valuation allowance for uncollectible accounts	—	43	—	—	43
Total	$27,628	$(9,817)	$—	$7,732	$10,079
2010:
Valuation allowance for deferred tax assets	$10,415	$108	$—	$—	$10,523
Valuation allowance for mortgage loans on real estate	8,552	3,882	—	—	12,434
Valuation allowance for uncollectible agents balances	4,811	(121)	—	19	4,671
Total	$23,778	$3,869	$—	$19	$27,628
2009:
Valuation allowance for deferred tax assets	$7,195	$(390)	$3,610	$—	$10,415
Valuation allowance for mortgage loans on real estate	3,252	5,300	—	—	8,552
Valuation allowance for uncollectible agents balances	4,840	(21)	—	8	4,811
Total	$15,287	$4,889	$3,610	$8	$23,778